EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE

		12.31.2025	12.31.2024	12.31.2023
Cost of sales and services		(6,248.8)	(5,241.6)	(4,358.9)
Administrative		(213.6)	(198.9)	(204.9)
Selling		(338.5)	(309.7)	(314.7)
		(6,800.9)	(5,750.2)	(4,878.5)

General manufacturing costs	(i)	(5,364.9)	(4,463.6)	(3,632.1)
Depreciation		(138.3)	(115.5)	(109.8)
Amortization		(121.2)	(128.1)	(131.9)
Personnel expenses		(912.5)	(814.4)	(774.5)
Marketing and sales expenses		(83.5)	(70.9)	(81.0)
Services rendered by third parties		(97.2)	(83.7)	(79.8)
Miscellaneous	(ii)	(83.3)	(74.0)	(69.4)
		(6,800.9)	(5,750.2)	(4,878.5)
(i)Refers to costs of materials and general manufacturing expenses and provision service.
(ii)Refers mainly to expenses with insurance, taxes and fees.